Capital and reserves - Deemed distribution (Details) - CNY (¥)		12 Months Ended
	Dec. 01, 2018	Jun. 30, 2019
General Information, Reorganization And Basis Of Presentation [Line Items]
Deemed distribution		¥ 493,860,000
Reorganization
General Information, Reorganization And Basis Of Presentation [Line Items]
Deemed distribution	¥ 493,860,000